Financial Instruments - Summary of Financial Assets Classified by Type and Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure Of Financial Assets [Line Items]
Equity instruments	$ 128	$ 128		$ 146
Trade and other receivables, current	1,386,241	1,495,258	[1]	1,652,333
Receivables from related parties Current	61,811	42,935	[1]	57,317
Hedging derivatives, current	206	8,614		66,137
Other financial assets	982	19,588	[1]	77,226
Equity instruments	2,335	2,335		2,652
Trade and other non-current receivables	1,105,384	1,163,370	[1]	1,030,279
Hedging derivatives, non-current	19,021	0		10,576
Other financial assets	24,070	4,663	[1]	13,228
Total				1,652,333
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Assets [Line Items]
Hedging derivatives, current	2,607	1		53
Total Current	2,607	1		53
Other financial assets		2,328
Total Non-current		2,328
Total	2,607	2,329		53
Financial assets measured at amortised cost [member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, current	1,382,738	1,493,300		1,649,263
Receivables from related parties Current	61,811	42,935		57,317
Other financial assets	648	10,846		10,890
Total Current	1,445,197	1,547,081		1,717,470
Trade and other non-current receivables	1,105,384	1,163,370		1,030,279
Other financial assets	2,714
Total Non-current	1,108,098	1,163,370		1,030,279
Total	2,553,295	2,710,451		2,747,749
Financial assets at fair value through other comprehensive income [Member]
Disclosure Of Financial Assets [Line Items]
Equity instruments	128	128		146
Hedging derivatives, current	896	1,957		3,070
Total Current	1,024	2,085		3,216
Equity instruments	2,335	2,335		2,652
Total Non-current	2,335	2,335		2,652
Total	3,359	4,420		5,868
Derivatives Designated as Hedges [Member]
Disclosure Of Financial Assets [Line Items]
Hedging derivatives, current	206	8,614		66,137
Total Current	206	8,614		66,137
Hedging derivatives, non-current	19,021			10,576
Total Non-current	19,021			10,576
Total	$ 19,227	$ 8,614		$ 76,713

[1]	See Note 3.